Corporation information (Details)					1 Months Ended														6 Months Ended		12 Months Ended	63 Months Ended
	Jan. 13, 2015 USD ($) $ / shares shares	Dec. 08, 2014 USD ($) shares	Nov. 03, 2014 USD ($) shares	Jul. 08, 2014 USD ($) shares	Jun. 30, 2016 $ / shares shares	May 31, 2016 shares	Nov. 15, 2013 USD ($) shares	Oct. 31, 2013 USD ($)	Sep. 30, 2013 shares	Aug. 31, 2013 shares	Jul. 31, 2013 shares	Jun. 30, 2013 shares	May 31, 2013 USD ($) shares	Apr. 30, 2013 USD ($)	Mar. 31, 2013 USD ($) shares	Oct. 19, 2011 $ / shares	Mar. 31, 2009 USD ($) $ / shares shares	Mar. 31, 2006 shares	Jun. 30, 2016 USD ($) $ / shares	Jun. 30, 2015 USD ($)	Dec. 31, 2013 USD ($) shares	Jun. 30, 2016 USD ($) $ / shares	Dec. 31, 2015 $ / shares	Mar. 31, 2015 USD ($)	Oct. 29, 2014 USD ($)	Aug. 01, 2014 USD ($) $ / shares shares
Business Acquisition [Line Items]
Percent of common shares acquired					26.142%	26.662%													26.142%			26.142%
Price per share issued | $ / shares					$ 0.005												$ 0.30		$ 0.005			$ 0.005
Issuance of common stock, shares | shares	140,000	100,000	160,000	300,000	18,725,003	18,725,003							15,000,000				2,400,000
Proceeds from Issuance of common stock | $	$ 42,000	$ 30,000	$ 80,000	$ 150,000									$ 75,000				$ 624,000			$ 42,000		$ 360,576
Term of warrant	2 years
Exercise price | $ / shares	$ 0.40
Shares redeemed during period | shares																	2,500,000
Reverse stock split ratio																10
Common stock, par value per share | $ / shares					$ 0.0001											$ 0.001	$ 0.001		$ 0.0001			$ 0.0001	$ 0.0001
Stock issued for services, shares | shares									850,000	850,000	850,000	1,700,000									4,250,000
Stock issued for services | $																					$ 85,000
Officers compensation | $								$ 10,000						$ 4,250							$ 21,250
Website development cost agreed upon | $																									$ 150,000
Common shares acquired | shares					4,895,000	4,992,500
Bao Shinn Holidays Limited [Member]
Business Acquisition [Line Items]
Ownership interest in subsidiary					55.00%														55.00%			55.00%
OODI [Member]
Business Acquisition [Line Items]
Shares issued in business acquisition | shares															1,485,000
Proceeds from transfer of equity | $															$ 100,000
Acquisition of Bao Shinn International Express Limited [Member]
Business Acquisition [Line Items]
Shares issued in acquisition | shares																		16,500,000
Percent of common shares acquired																		100.00%
Olive Oils Direct Dot Com [Member]
Business Acquisition [Line Items]
Consideration from disposal of operating unit | $																								$ 1,000
OODI [Member]
Business Acquisition [Line Items]
Consideration from disposal of operating unit | $																								$ 1,000
Common stock [Member]
Business Acquisition [Line Items]
Payment obligation | $							$ 16,825
Forfeited or cancelled | shares							3,365,000
Green Standard Technologies Inc [Member]
Business Acquisition [Line Items]
Common stock, par value per share | $ / shares																										$ 0.0001
Common stock, shares subscribed, value | $																										$ 100
Common stock, shares subscribed, shares | shares																										1,000,000
Mr. Wei Liang [Member]
Business Acquisition [Line Items]
Common shares acquired | shares					4,895,000	4,992,500